Ordinary Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ordinary Shares [Abstract]
Ordinary shares authorized	240,450,000
Ordinary per share (in Dollars per share)	$ 0.0001
Ordinary shares		99,028,297